Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Current Assets
Cash and cash equivalents	$ 80,923,699	$ 7,297,328
Other receivables, net	33,246	47,894
Prepaid expenses	8,269	962,902
Total Current Assets	80,965,214	8,308,124
Non-Current Assets
Restricted cash and other deposits	15,715,996	15,470,178
Property, plant and equipment, net	2,447	2,016
Inventory, net	15,800,000
Deferred exploration and evaluation expenditure	40,399,990	39,712,591
Investment in joint venture	114,046,056	107,856,418
Investment in associate	351,748	350,068
Right of use asset, net	17,333	22,865
Total Non-Current Assets	186,333,570	163,414,136
TOTAL ASSETS	267,298,784	171,722,260
Current Liabilities
Trade and other payables, net	24,367,006	17,971,783
Provisions	29,969	27,454
Lease liability	12,453	11,870
Funding from related party	2,355,328	5,854,852
Warrants liability	81,643,610	40,919,123
Total Current Liabilities	108,408,366	64,785,082
Non-Current Liabilities
Offtake prepayment	15,000,000	15,000,000
Lease liability	7,836	14,208
Total Non-Current Liabilities	15,007,836	15,014,208
TOTAL LIABILITIES	123,416,202	79,799,290
NET ASSETS	143,882,582	91,922,970
EQUITY
Share capital	352,668,618	197,732,356
Unissued Capital	45,734,183	45,734,183
Reserves	66,412,329	49,013,687
Accumulated deficit	(320,932,548)	(200,557,256)
TOTAL EQUITY	$ 143,882,582	$ 91,922,970